Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Changes In Carrying Amount Of Goodwill

	December 31,
	2011	2010
	(Millions)
Beginning of period	$151.2	$92.1
Acquisitions	2.6	59.1

End of period	$153.8	$151.2

Schedule Of Intangible Assets

	December 31,
	2011	2010
	(Millions)
Gross carrying amount	$164.3	$163.6
Accumulated amortization	(19.0)	(10.6)

Intangible assets, net	$145.3	$153.0

Finite Lived Intangible Assets Future Amortization Expense

Estimated Future Amortization
(Millions)
2012	$8.4
2013	8.4
2014	8.4
2015	8.4
2016	8.4
Thereafter	103.3

Total	$145.3